Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Realized gain (loss):
Interest rate swap contracts	$(1,550)	$(2,087)	$(3,402)	$(5,996)
Foreign exchange forward contracts	—	—	—	—
Total realized gain (loss):	(1,550)	(2,087)	(3,402)	(5,996)
Unrealized gain (loss):
Interest rate swap contracts	7,080	(178)	25,289	11,742
Foreign exchange forward contracts	(414)	—	(414)	—
Total unrealized gain (loss):	6,666	(178)	24,875	11,742
Total realized and unrealized gain (loss) on derivative instruments:	$5,116	$(2,265)	$21,473	$5,746